U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 1, 2019

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	USQ Core Real Estate Fund (the “Registrant”)
File Nos.: 333-217181 and 817-01339

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant hereby certifies that the form of prospectus and statement of additional information for USQ Core Real Estate Fund that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N‑2, which was filed by electronic transmission on July 26, 2019 pursuant to Rule 486(b) under the 1933 Act (Accession No. 0000894189-19-004378).

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch, Esq.
For U.S. Bank Global Fund Services

cc:  Prufesh R. Modhera, Esq., Stradley Ronon Stevens & Young, LLP.